Cover	Jun. 30, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-37552
Entity Registrant Name	WILLSCOT MOBILE MINI HOLDINGS CORP.
Entity Central Index Key	0001647088
Entity Tax Identification Number	82-3430194
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4646 E Van Buren St.
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85008
City Area Code	480
Local Phone Number	894-6311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	WSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	WillScot Corporation
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	901 S. Bond Street
Entity Address, Address Line Two	#600
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21231